Schedule of revenue from contracts with customers disaggregated (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 41,882,613	$ 33,345,268	$ 10,545,843
Increase decrease in revenue	8,537,345
Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		37,220,870
Software-as-a-Service [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,220,069	7,952,426	2,571,672
Increase decrease in revenue	1,267,643
Software-as-a-Service [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		6,360,361
Advertising [Member]
IfrsStatementLineItems [Line Items]
Revenue	32,662,544	25,392,842	4,491,356
Increase decrease in revenue	$ 7,269,702
Advertising [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		26,656,446
Games development [member]
IfrsStatementLineItems [Line Items]
Revenue			2,732,846
Games development [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		3,422,202
Direct to Consumer [Member]
IfrsStatementLineItems [Line Items]
Revenue			363,554
Direct to Consumer [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		453,400
Professional Services [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 386,415
Professional Services [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 328,461